COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net loss	$ (18,140,997)	$ (45,317,532)	$ (1,947,553)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	39,944	10,162	4,942
Stock-based compensation	3,933,222	1,039,866	0
Compensation expense	0	750,000	0
Amortization of debt discount	0	3,031,304	0
Excess consideration	0	19,283,280	0
Financing expense	0	22,973,138	0
Changes in fair value of the liability for options and warrants	(8,733,350)	(11,408,231)	0
Foreign currency exchange gains	(272,985)	0	0
(Increase) decrease in assets:
Prepaid expenses and other current assets	(785,876)	913,788	(8,422)
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	(671,784)	3,755,173	474,209
Other liabilities	7,291	3,469	0
Total adjustments	(6,483,538)	40,351,949	470,729
Net Cash Used in Operating Activities	(24,624,535)	(4,965,583)	(1,476,824)
Cash Flows from Investing Activities:
Purchase of property and equipment	(54,750)	(10,560)	0
Cash received from reverse acquisition	0	1,410,577	0
Purchase of short-term investments	(46,120,172)	0	0
Maturities of short-term investments	36,098,209	0	0
Receivable from related party	10,081	(8,219)	0
Net Cash (Used) Provided by Investing Activities	(10,066,632)	1,391,798	0
Cash Flows from Financing Activities:
Proceeds from shareholder loans	0	3,031,304	432,353
Payments of shareholder loans	0	(3,561,239)	0
Proceeds from issuance of shares	0	75,000,000	3,690,723
Share issuance costs	0	(5,425,646)	0
Proceeds from stock subscription	0	0	112,300
Net Cash Provided by Financing Activities	0	69,044,419	4,235,376
Effect of Exchange Rates on Cash and Cash Equivalents	(130,016)	121,893	15,262
Net (Decrease) Increase in Cash and Cash Equivalents	(34,821,183)	65,592,527	2,773,814
Cash and Cash Equivalents, beginning	68,919,995	3,327,468	553,654
Cash and Cash Equivalents, end	34,098,812	68,919,995	3,327,468
Cash paid during the year for:
Interest	$ 0	$ 22,945	$ 5,400